CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues:
Net revenues	¥ 12,425,902	$ 1,949,895	¥ 8,203,157	¥ 3,952,053
Operating costs and expenses:
Cost of products sold	(11,804,807)	(1,852,432)	(7,837,325)	(3,786,870)
Fulfillment expenses	(355,836)	(55,838)	(226,930)	(128,996)
Selling and marketing expenses	(513,146)	(80,524)	(399,610)	(340,562)
General and administrative expenses	(206,981)	(32,480)	(128,226)	(123,501)
Technology expenses	(189,284)	(29,703)	(92,080)	(61,902)
Other operating (expenses) income, net	2,012	316	7,703	(3,735)
Total operating costs and expenses	(13,068,042)	(2,050,661)	(8,676,468)	(4,445,566)
Loss from operations	(642,140)	(100,766)	(473,311)	(493,513)
Interest income	9,776	1,534	6,312	4,802
Interest expense	(5,488)	(861)	(8,817)	(3,622)
Foreign exchange (loss) gain	1,937	304	5,547	(10,328)
Other income, net	14,890	2,337	3,161	834
Loss before income taxes	(621,025)	(97,452)	(467,108)	(501,827)
Income tax expense	0	0	0	0
Net loss	(621,025)	(97,452)	(467,108)	(501,827)
Net loss attributable to non-controlling interest	27,819	4,365		2,221
Net loss attributable to redeemable non-controlling interest	56,766	8,908	10,575
Adjustment attributable to redeemable non-controlling interest	(133,370)	(20,929)
Net loss attributable to ordinary shareholders	(669,810)	(105,108)	(456,533)	(499,606)
Other comprehensive income (loss), net of tax of nil
Unrealized gains of available-for-sale securities	8,312	1,304	1,137	7,335
Realized gains of available-for-sale securities	(7,801)	(1,224)	(970)	(9,635)
Foreign currency translation adjustments	(4,051)	(635)	(13,697)	11,668
Comprehensive loss	¥ (673,350)	$ (105,663)	¥ (470,063)	¥ (490,238)
Loss per share:
Loss per share, basic | (per share)	¥ (4.04)	$ (0.63)	¥ (2.77)	¥ (3.05)
Loss per share, diluted | (per share)	¥ (4.04)	$ (0.63)	¥ (2.77)	¥ (3.05)
Weighted average number of shares used in computation of loss per share:
Weighted average number of shares used in computation of loss per share, basic	165,866,901	165,866,901	164,786,631	163,671,577
Weighted average number of shares used in computation of loss per share, diluted	165,866,901	165,866,901	164,786,631	163,671,577